Document And Entity Information	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	JONES FINANCIAL COMPANIES LLLP
Entity Central Index Key	0000815917
Entity Emerging Growth Company	false
Entity File Number	0-16633
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-1450818
Entity Address, Address Line One	12555 Manchester Road
Entity Address, City or Town	Des Peres
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	314
Local Phone Number	515-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE